SHARE CAPITAL	6 Months Ended
Jun. 30, 2021
SHARE CAPITAL
SHARE CAPITAL

14.SHARE CAPITAL

As of
	June 30, 2021		December 31, 2020
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$ 0.024 each	50,000,000	1,200	50,000,000	1,200

	June 30, 2021
	Number	RMB
	of shares	‘000
Outstanding and fully paid:
Ordinary shares of US$ 0.024 each
At January 1, 2021	3,674,370	591
Issuance of new shares for equity financing	1,502,110	233
Warrants exercised	700,516	106
Issuance of new shares – share-based compensation to CEO and CFO	47,706	7
At June 30, 2021	5,909,525	937

On February 12, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale of 588,235 common shares, at a purchase price of $3.57 per share. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold warrants to purchase 588,235 common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $3.57 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$1.86 million, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $4.46 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

Grant date (investors and placement agent, respectively)		February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		237%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.52

On June 10, 2021, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (“SPA”) with three institutional accredited investors pursuant to which it sold 913,875 of the Company’s common shares at the per share price of $3.48 (which was priced in excess of the average of the five day closing price for the Company’s common shares preceding execution of the SPA, which was $3.42). In a concurrent private placement, the Company sold to such investors warrants to purchase 913,875 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $3.42, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $3,180,285, before the payment of commissions and expenses.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $4.35.

Grant date (investors and placement agent, respectively)		June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		256%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Following is a summary of the warrant activity for the six months ended June 30, 2021:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2020	980,894	$1.21	3.85
Exercisable at December 31, 2020	980,894	1.21	3.85
Issued	1,652,322	3.56	5.00
Exercised	700,516	2.43	—
Expired	64,286	18.72	—
Outstanding at June 30, 2021	1,868,414	4.00	4.49
Exercisable at June 30, 2021	1,809,590	$3.99	4.48

During the six months ended June 30, 2021, a total of 700,516 shares of warrants were exercised into 685,339 shares of the Company’s common stock (of which, 32,677 shares of warrants were exercised cashless into 17,500 common shares) for total proceeds of RMB 10,394,000.

From January 1 to June 30, 2021, the Company issued an aggregate of 15,507 shares to its Chief Financial Officer as stock compensation expense. The fair value of 15,507 shares was RMB 288,144. From January 1 to June 30, 2021, the Company issued aggregate of 32,199 shares to its Chief Executive Officer as stock compensation expense. The fair value of 32,199 shares was RMB 537,364.